Annual Operating Expenses - FidelityEquity-IncomeK6Fund-PRO - FidelityEquity-IncomeK6Fund-PRO - Fidelity Equity-Income K6 Fund - Fidelity Equity-Income K6 Fund	Apr. 01, 2023
Operating Expenses:
Management fee	0.34%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.34%